Consolidated Statements of Financial Position (Unaudited) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Assets:
Cash and deposits with banks	¥ 58,057,047	¥ 57,763,441
Call loans and bills bought	1,562,647	2,465,745
Reverse repurchase agreements and cash collateral on securities borrowed	11,112,319	10,345,994
Trading assets	3,891,344	2,767,691
Derivative financial instruments	4,199,705	3,382,574
Financial assets at fair value through profit or loss	2,048,831	2,641,416
Investment securities	21,219,208	17,825,027
Loans and advances	91,358,521	90,682,938
Investments in associates and joint ventures	889,575	1,038,823
Property, plant and equipment	1,845,714	1,507,786
Intangible assets	851,137	821,785
Other assets	4,415,054	4,079,871
Current tax assets	43,679	143,459
Deferred tax assets	23,266	37,073
Total assets	201,518,047	195,503,623
Liabilities:
Deposits	134,928,552	134,404,652
Call money and bills sold	1,435,492	1,307,779
Repurchase agreements and cash collateral on securities lent	16,720,811	12,887,249
Trading liabilities	2,268,947	1,998,694
Derivative financial instruments	3,656,651	3,051,773
Borrowings	13,039,490	12,167,858
Debt securities in issue	10,995,820	11,171,209
Provisions	167,750	194,818
Other liabilities	6,306,212	6,131,739
Current tax liabilities	42,640	147,041
Deferred tax liabilities	281,585	267,365
Total liabilities	189,843,950	183,730,177
Equity:
Capital stock	2,339,965	2,339,443
Capital surplus	726,799	726,012
Retained earnings	5,777,873	5,715,101
Treasury stock	(14,190)	(16,302)
Equity excluding other reserves	8,830,447	8,764,254
Other reserves	1,831,923	1,916,366
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	10,662,370	10,680,620
Non-controlling interests	327,048	494,123
Equity attributable to other equity instruments holders	684,679	598,703
Total equity	11,674,097	11,773,446
Total equity and liabilities	¥ 201,518,047	¥ 195,503,623